WARRANT INSTRUMENTS AND DIVIDEND PREFERENCE SHARES (Tables)	12 Months Ended
Dec. 31, 2023
WARRANT INSTRUMENTS AND DIVIDEND PREFERENCE SHARES
Schedule of Stockholders' Equity Note, Warrants or Rights

	Number of		Value of warrants
	warrants	Exercised warrant’s	exercised (VND
Exercised date	exercised	fair value (USD)	million)
September 11, 2023	8,952,668	5.22	1,132,105
September 12, 2023	1,548,597	5.79	217,524
September 13, 2023	301,203	5.725	41,937
September 14, 2023	79,164	5.49	10,598
September 15, 2023	243,403	6.05	35,968
September 18, 2023	32,246	5.83	4,611
September 19, 2023	306,104	6.4	48,085
September 20, 2023	45,601	5.95	6,643
Total	11,508,986		1,497,471